SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Foreign Currency
Foreign currency translation adjustment	$ 8.5	$ 4.4	$ 11.9
Financial Instruments
Maximum length of time hedged in cash flow hedge	36 months
Advertising Costs
Advertising costs from continuing operations	9.6	9.7	10.8
Research and Development
Research and development expense from continuing operations	105.1	96.2	88.4
Product Warranty
Product warranty liability	0.5	1.0
Asset Retirement Obligations
Asset Retirement Obligations liability	11.9	10.3
Total software
Capitalized software costs
Cost	388.4	368.4
Accumulated Amortization	(236.3)	(237.0)
Software, net	152.1	131.4
Software amortization expense from continuing operations	$ 31.2	$ 32.6	$ 30.6
Total software | Minimum
Capitalized software costs
Estimated useful life	2 years
Total software | Maximum
Capitalized software costs
Estimated useful life	8 years